INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 13,081,670	$ 9,533,943
Minimum [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards, Expiration Year	2030
Maximum [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards, Expiration Year	2034